Quarterly Report
February 29, 2020
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 2.1%
Boeing Co.	723	$198,905
Leidos Holdings, Inc.	21,935	2,251,628
Lockheed Martin Corp.	1,275	471,584
Northrop Grumman Corp.	3,778	1,242,357
		$4,164,474
Apparel Manufacturers – 1.9%
NIKE, Inc., “B”	25,552	$2,283,838
Skechers USA, Inc., “A” (a)	44,128	1,459,754
		$3,743,592
Automotive – 1.7%
Copart, Inc. (a)	23,973	$2,025,239
Lear Corp.	11,381	1,265,567
		$3,290,806
Biotechnology – 3.2%
Biogen, Inc. (a)	8,739	$2,695,020
Illumina, Inc. (a)	7,956	2,113,671
Incyte Corp. (a)	16,008	1,207,163
Regeneron Pharmaceuticals, Inc. (a)	712	316,534
		$6,332,388
Business Services – 5.1%
Accenture PLC, “A”	9,393	$1,696,282
Fidelity National Information Services, Inc.	19,400	2,710,568
Fiserv, Inc. (a)	25,787	2,820,066
Global Payments, Inc.	8,271	1,521,616
Jones Lang LaSalle, Inc.	5,337	788,648
Verisk Analytics, Inc., “A”	2,136	331,315
		$9,868,495
Cable TV – 1.9%
Charter Communications, Inc., “A” (a)	5,336	$2,631,555
Comcast Corp., “A”	25,184	1,018,189
		$3,649,744
Chemicals – 0.6%
Eastman Chemical Co.	17,724	$1,090,203
Computer Software – 16.4%
Adobe Systems, Inc. (a)	15,090	$5,207,861
Atlassian Corp. PLC, “A” (a)	810	117,418
Cadence Design Systems, Inc. (a)	4,216	278,846
Microsoft Corp.	112,400	18,209,924
Okta, Inc. (a)	14,234	1,822,806
Oracle Corp.	52,802	2,611,587
RingCentral, Inc. (a)	7,705	1,816,454
Veeva Systems, Inc. (a)	6,152	873,399
VeriSign, Inc. (a)	5,505	1,044,574
		$31,982,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 9.3%
Apple, Inc.	55,002	$15,035,347
ServiceNow, Inc. (a)	9,409	3,068,181
Western Digital Corp.	1,338	74,339
		$18,177,867
Construction – 0.2%
Eagle Materials, Inc.	4,097	$323,376
Consumer Products – 1.3%
Kimberly-Clark Corp.	19,195	$2,518,192
Consumer Services – 1.4%
Booking Holdings, Inc. (a)	1,668	$2,828,361
Electrical Equipment – 1.0%
AMETEK, Inc.	22,557	$1,939,902
Electronics – 3.2%
Applied Materials, Inc.	49,318	$2,866,362
Lam Research Corp.	2,671	783,752
NVIDIA Corp.	1,533	414,017
Texas Instruments, Inc.	18,713	2,135,902
		$6,200,033
Food & Beverages – 1.8%
General Mills, Inc.	30,629	$1,500,821
PepsiCo, Inc.	14,561	1,922,489
		$3,423,310
General Merchandise – 0.5%
Dollar General Corp.	7,147	$1,074,194
Health Maintenance Organizations – 1.7%
Humana, Inc.	6,597	$2,108,929
UnitedHealth Group, Inc.	4,523	1,153,184
		$3,262,113
Insurance – 1.2%
Hartford Financial Services Group, Inc.	13,876	$693,106
MetLife, Inc.	38,987	1,665,525
		$2,358,631
Internet – 9.5%
Alphabet, Inc., “A” (a)	3,310	$4,432,918
Alphabet, Inc., “C” (a)	4,548	6,091,273
Facebook, Inc., “A” (a)	41,973	8,078,543
		$18,602,734
Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	10,207	$1,034,684
Take-Two Interactive Software, Inc. (a)	19,846	2,133,048
		$3,167,732
Machinery & Tools – 3.2%
AGCO Corp.	31,720	$1,916,840
Allison Transmission Holdings, Inc.	16,320	662,592
Cummins, Inc.	9,298	1,406,694
Eaton Corp. PLC	16,050	1,456,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Illinois Tool Works, Inc.	4,391	$736,722
		$6,178,904
Medical & Health Technology & Services – 3.7%
AmerisourceBergen Corp.	2,667	$224,881
HCA Healthcare, Inc.	17,578	2,232,582
IDEXX Laboratories, Inc. (a)	7,798	1,984,669
McKesson Corp.	14,578	2,038,879
PRA Health Sciences, Inc. (a)	6,734	634,343
		$7,115,354
Medical Equipment – 0.7%
Boston Scientific Corp. (a)	37,315	$1,395,208
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	43,202	$305,006
Network & Telecom – 0.9%
Cisco Systems, Inc.	12,256	$489,382
Motorola Solutions, Inc.	7,370	1,221,062
		$1,710,444
Other Banks & Diversified Financials – 4.8%
Mastercard, Inc., “A”	20,597	$5,978,279
S&P Global, Inc.	1,667	443,272
Synchrony Financial	22,753	662,112
Visa, Inc., “A”	12,463	2,265,275
		$9,348,938
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	30,154	$1,780,895
Eli Lilly & Co.	27,824	3,509,441
Johnson & Johnson	19,299	2,595,330
Merck & Co., Inc.	8,858	678,168
Zoetis, Inc.	14,065	1,873,880
		$10,437,714
Pollution Control – 0.3%
Waste Management, Inc.	5,818	$644,693
Railroad & Shipping – 0.8%
CSX Corp.	10,689	$753,040
Kansas City Southern Co.	5,498	828,439
		$1,581,479
Real Estate – 0.7%
Sun Communities, Inc., REIT	9,333	$1,426,829
Restaurants – 2.8%
Chipotle Mexican Grill, Inc., “A” (a)	2,769	$2,142,043
Starbucks Corp.	42,542	3,336,569
		$5,478,612
Specialty Stores – 7.5%
Amazon.com, Inc. (a)	4,419	$8,324,291
AutoZone, Inc. (a)	1,653	1,706,739
Burlington Stores, Inc. (a)	8,025	1,735,486
Ross Stores, Inc.	8,415	915,384

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Target Corp.	18,146	$1,869,038
		$14,550,938
Tobacco – 1.3%
Altria Group, Inc.	12,869	$519,521
Philip Morris International, Inc.	24,857	2,035,043
		$2,554,564
Utilities - Electric Power – 1.2%
AES Corp.	7,533	$126,027
NRG Energy, Inc.	47,435	1,575,316
Vistra Energy Corp.	31,069	597,457
		$2,298,800
Total Common Stocks		$193,026,499
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.61% (v)	1,800	$1,800

Other Assets, Less Liabilities – 0.9%		1,775,069
Net Assets – 100.0%		$194,803,368
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,800 and $193,026,499, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$193,026,499	$—	$—	$193,026,499
Mutual Funds	1,800	—	—	1,800
Total	$193,028,299	$—	$—	$193,028,299
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,759,962	$24,505,080	$27,263,270	$196	$(168)	$1,800

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,808	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.